The UBS Funds

January 17, 2012

The UBS Funds

Prospectus Supplements

January 17, 2012

Dear Investor,

The purpose of this supplement is to update the Prospectuses of The UBS Funds (the "Trust") dated October 28, 2011 for the following series of shares of the Trust:

UBS Dynamic Alpha Fund
UBS Global Allocation Fund
UBS Global Equity Fund
UBS International Equity Fund
UBS U.S. Large Cap Equity Fund
UBS U.S. Small Cap Growth Fund
UBS Core Plus Bond Fund
UBS Global Bond Fund
UBS High Yield Fund
(each a "Fund," and together, the "Funds")

At meetings of the Board of Trustees ("Board") of the Trust held on November 9, 2011 and December 2, 2011, the Board approved the conversion of the Class B shares of each Fund into Class A shares of the same Fund (the "Conversion"). Class A shares of each Fund are expected to be subject to the same fees and expenses as the Class B shares of the same Fund, except that Class A shares will have lower 12b-1 fees.

On or about March 1, 2012, the Class B shares of each Fund will be converted into Class A shares of the same Fund and Class B shares will be terminated effective immediately after such Conversion. Class B shareholders will not incur any transaction costs in connection with the Conversion, including redemption fees and contingent deferred sales charges on the redemption of Class B shares and front-end sales charges on the purchase of Class A shares resulting from the Conversion. In addition, it is expected that the Conversion will be tax-free for federal income tax purposes, which means that former Class B shareholders will not have a taxable gain or loss on the conversion of their Class B shares to Class A shares. Class A shares received as a result of the Conversion will be exchangeable for Class A shares of other series of the UBS Family of Funds to the same extent as other Class A shares of the Fund. Class B shares of the Funds have been closed to new investors (except through exchanges from another series of the UBS Family of Funds) since September 30, 2007.

The Conversion will occur without any action being necessary from shareholders, and the changes resulting from the Conversion will be reflected in each Fund's record books and your account statements.

Accordingly, as of the date of the Conversion, all references in the Prospectuses to Class B shares of the Funds are deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED OCTOBER 28, 2011.

Item # ZS-516

The UBS Funds

January 17, 2012

The UBS Funds

Prospectus Supplement

January 17, 2012

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS U.S. Equity Opportunity Fund (the "Fund"), a series of The UBS Funds (the "Trust"), dated December 30, 2011.

At meetings of the Board of Trustees ("Board") of the Trust held on November 9, 2011 and December 2, 2011, the Board approved the conversion of the Class B shares of the Fund into Class A shares of the Fund (the "Conversion"). Class A shares of the Fund are expected to be subject to the same fees and expenses as the Class B shares of the Fund, except that Class A shares will have lower 12b-1 fees.

On or about March 1, 2012, the Class B shares of the Fund will be converted into Class A shares of the Fund and Class B shares will be terminated effective immediately after such Conversion. Class B shareholders will not incur any transaction costs in connection with the Conversion, including redemption fees and contingent deferred sales charges on the redemption of Class B shares and front-end sales charges on the purchase of Class A shares resulting from the Conversion. In addition, it is expected that the Conversion will be tax-free for federal income tax purposes, which means that former Class B shareholders will not have a taxable gain or loss on the conversion of their Class B shares to Class A shares. Class A shares received as a result of the Conversion will be exchangeable for Class A shares of other series of the UBS Family of Funds to the same extent as other Class A shares of the Fund. Class B shares of the Fund have been closed to new investors (except through exchanges from another series of the UBS Family of Funds) since September 30, 2007.

The Conversion will occur without any action being necessary from shareholders, and the changes resulting from the Conversion will be reflected in the Fund's record books and your account statements.

Accordingly, as of the date of the Conversion, all references in the Prospectus to Class B shares of the Fund are deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED DECEMBER 30, 2011.

Item # ZS-518

The UBS Funds

January 17, 2012

The UBS Funds

Supplement to the Statement of Additional Information ("SAI")

January 17, 2012

Dear Investor,

The purpose of this supplement is to update the statement of additional information ("SAI") of The UBS Funds (the "Trust") dated October 28, 2011 for the following series of shares of the Trust:

UBS Dynamic Alpha Fund
UBS Global Allocation Fund
UBS Global Equity Fund
UBS International Equity Fund
UBS U.S. Large Cap Equity Fund
UBS U.S. Small Cap Growth Fund
UBS Core Plus Bond Fund
UBS Global Bond Fund
UBS High Yield Fund
(each a "Fund," and together, the "Funds")

At meetings of the Board of Trustees ("Board") of the Trust held on November 9, 2011 and December 2, 2011, the Board approved the conversion of the Class B shares of each Fund into Class A shares of the same Fund (the "Conversion"). Class A shares of each Fund are expected to be subject to the same fees and expenses as the Class B shares of the same Fund, except that Class A shares will have lower 12b-1 fees.

On or about March 1, 2012, the Class B shares of each Fund will be converted into Class A shares of the same Fund and Class B shares will be terminated effective immediately after such Conversion. Class B shareholders will not incur any transaction costs in connection with the Conversion, including redemption fees and contingent deferred sales charges on the redemption of Class B shares and front-end sales charges on the purchase of Class A shares resulting from the Conversion. In addition, it is expected that the Conversion will be tax-free for federal income tax purposes, which means that former Class B shareholders will not have a taxable gain or loss on the conversion of their Class B shares to Class A shares. Class A shares received as a result of the Conversion will be exchangeable for Class A shares of other series of the UBS Family of Funds to the same extent as other Class A shares of the Fund. Class B shares of the Funds have been closed to new investors (except through exchanges from another series of the UBS Family of Funds) since September 30, 2007.

The Conversion will occur without any action being necessary from shareholders, and the changes resulting from the Conversion will be reflected in each Fund's record books and your account statements.

Accordingly, as of the date of the Conversion, all references in the SAI to Class B shares of the Funds are deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI DATED OCTOBER 28, 2011.

Item # ZS-517

The UBS Funds

January 17, 2012

The UBS Funds

Supplement to the Statement of Additional Information ("SAI")

January 17, 2012

Dear Investor,

The purpose of this supplement is to update the statement of additional information ("SAI") of the UBS U.S. Equity Opportunity Fund (the "Fund"), a series of The UBS Funds (the "Trust"), dated December 30, 2011.

At meetings of the Board of Trustees ("Board") of the Trust held on November 9, 2011 and December 2, 2011, the Board approved the conversion of the Class B shares of the Fund into Class A shares of the Fund (the "Conversion"). Class A shares of the Fund are expected to be subject to the same fees and expenses as the Class B shares of the Fund, except that Class A shares will have lower 12b-1 fees.

On or about March 1, 2012, the Class B shares of the Fund will be converted into Class A shares of the Fund and Class B shares will be terminated effective immediately after such Conversion. Class B shareholders will not incur any transaction costs in connection with the Conversion, including redemption fees and contingent deferred sales charges on the redemption of Class B shares and front-end sales charges on the purchase of Class A shares resulting from the Conversion. In addition, it is expected that the Conversion will be tax-free for federal income tax purposes, which means that former Class B shareholders will not have a taxable gain or loss on the conversion of their Class B shares to Class A shares. Class A shares received as a result of the Conversion will be exchangeable for Class A shares of other series of the UBS Family of Funds to the same extent as other Class A shares of the Fund. Class B shares of the Fund have been closed to new investors (except through exchanges from another series of the UBS Family of Funds) since September 30, 2007.

The Conversion will occur without any action being necessary from shareholders, and the changes resulting from the Conversion will be reflected in the Fund's record books and your account statements.

Accordingly, as of the date of the Conversion, all references in the SAI to Class B shares of the Fund are deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI DATED DECEMBER 30, 2011.

Item # ZS-519